Basis of preparation - Narrative (Details)	6 Months Ended
	Dec. 31, 2023 £ / $ € / $	Dec. 31, 2022 € / $ £ / $	Jun. 30, 2023 € / $ £ / $
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / $	0.92	0.98
Exchange rates used to translate assets and liabilities | € / $	0.90	0.94	0.93
Pound Sterling
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | £ / $	0.80	0.85
Exchange rates used to translate assets and liabilities | £ / $	0.79	0.83	0.79